EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of basic and diluted profit (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Net profit (loss) attributable to equity owners of the parent	$ 2,851	$ (11,841)	$ (10,548)
Weighted average shares outstanding (in shares)	688,773,370	671,347,279	657,020,521
Basic profit (loss) per share (in usd per share)	$ 0.004	$ (0.018)	$ (0.016)
Weighted average diluted shares outstanding (in shares)	746,866,045	785,412,134	725,463,948
Diluted profit (loss) per share (in usd per share)	$ 0.004	$ (0.018)	$ (0.016)